United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Six months ended 04/30/11

Item 1.                      Reports to Stockholders

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.07	$9.32	$7.29	$10.44	$10.48	$10.70
Income From Investment Operations:
Net investment income	0.41	0.86[1]	0.84[1]	0.82	0.83	0.81
Net realized and unrealized gain (loss) on investments	0.17	0.74	1.97	(3.05)	(0.00)[2]	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.58	1.60	2.81	(2.23)	0.83	1.03
Less Distributions:
Distributions from net investment income	(0.43)	(0.83)	(0.79)	(0.82)	(0.84)	(0.82)
Distributions from net realized gain on investments	(0.08)	(0.02)	—	(0.10)	(0.03)	(0.43)
TOTAL DISTRIBUTIONS	(0.51)	(0.85)	(0.79)	(0.92)	(0.87)	(1.25)
Redemption Fees	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$10.14	$10.07	$9.32	$7.29	$10.44	$10.48
Total Return[3]	5.95%	18.03%	41.20%	(23.07)%	8.12%	10.45%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.49%	0.50%	0.50%	0.50%
Net investment income	8.29%[4]	8.99%	10.31%	8.69%	7.80%	7.72%
Expense waiver/reimbursement[5]	0.08%[4]	0.10%	0.14%	0.45%	0.69%	1.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$623,940	$490,158	$296,085	$60,125	$49,034	$39,358
Portfolio turnover	11%	37%	14%	29%	44%	54%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,059.50	$2.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Technology	10.6%
Health Care	8.8%
Media — Non-cable	7.6%
Energy	6.1%
Financial Institutions	5.9%
Retailers	4.9%
Automotive	4.8%
Gaming	4.6%
Consumer Products	4.5%
Industrial — Other	4.3%
Food & Beverage	3.7%
Other[3]	29.4%
Cash Equivalents[4]	3.0%
Other Assets and Liabilities — Net[5]	1.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 77.6%
		Aerospace/Defense – 1.0%
$650,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	676,000
850,000	[1,2]	Altegrity, Inc., Company Guarantee, (Series 144A), 10.50%, 11/1/2015	908,437
1,300,000	[1,2]	Altegrity, Inc., Company Guarantee, (Series 144A), 11.75%, 5/1/2016	1,399,125
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	77,813
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	505,875
122,035	[1,2]	Sequa Corp., Bond, (Series 144A), 13.50%, 12/1/2015	135,459
250,000	[1,2]	Sequa Corp., Sr. Note, (Series 144A), 11.75%, 12/1/2015	271,562
2,400,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, (Series 144A), 7.75%, 12/15/2018	2,598,000
		TOTAL	6,572,271
		Automotive – 4.0%
923,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, (Series 144A), 10.75%, 8/15/2016	1,052,220
575,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, (Series 144A), 9.00%, 11/30/2014	594,406
350,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, (Series 144A), 7.125%, 5/15/2019	356,125
750,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, (Series 144A), 9.25%, 1/15/2017	841,875
1,450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,649,375
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	756,000
200,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	202,500
200,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	202,750
2,050,000	[1,2]	Exide Technologies, Sr. Secd. Note, (Series 144A), 8.625%, 2/1/2018	2,208,875
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,237,041
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	790,917
2,725,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,172,644
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,517,852
175,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	192,938
175,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	195,125
600,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	672,000
1,475,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, (Series 144A), 9.00%, 10/1/2018	1,618,813
450,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, (Series 144A), 8.50%, 4/15/2016	472,500
1,325,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/15/2017	1,477,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$625,000	[1,2]	TRW Automotive, Inc., Sr. Note, (Series 144A), 8.875%, 12/1/2017	709,375
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	772,500
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,014,125
923,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, (Series 144A), 10.625%, 9/1/2017	1,037,221
2,250,000	[1,2]	United Components, Inc., Sr. Note, (Series 144A), 8.625%, 2/15/2019	2,401,875
		TOTAL	25,146,427
		Building Materials – 1.7%
200,000	[1,2]	American Standard Cos., Sr. Secd. Note, (Series 144A), 10.75%, 1/15/2016	214,750
1,100,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, (Series 144A), 9.125%, 11/1/2017	1,186,625
500,000	[1,2]	Building Materials Corp. of America, Bond, (Series 144A), 6.75%, 5/1/2021	508,125
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, (Series 144A), 7.50%, 3/15/2020	505,281
475,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	491,625
775,000	[1,2]	Masonite International Corp., Sr. Note, (Series 144A), 8.25%, 4/15/2021	795,828
1,975,000		Norcraft Cos. LLC, Sr. Secd. Note, (Series WI), 10.50%, 12/15/2015	2,133,000
284,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	286,840
1,675,000	[1,2]	Nortek Holdings, Inc., Sr. Note, (Series 144A), 8.50%, 4/15/2021	1,679,188
775,000	[1,2]	Nortek Holdings, Inc., Sr. Note, (Series 144A), 10.00%, 12/1/2018	833,125
1,725,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, (Series 144A), 8.25%, 2/15/2018	1,781,062
		TOTAL	10,415,449
		Chemicals – 2.6%
250,000		Celanese US Holdings LLC, Company Guarantee, 6.625%, 10/15/2018	264,375
775,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	848,625
975,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,048,125
1,075,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, (Series 144A), 9.00%, 11/15/2020	1,163,688
1,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,635,000
850,000		Huntsman International LLC, Company Guarantee, (Series WI), 8.625%, 3/15/2020	960,500
1,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	1,228,062
875,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, (Series 144A), 8.625%, 3/15/2021	986,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$500,000		Koppers Holdings, Inc., Company Guarantee, (Series WI), 7.875%, 12/1/2019	547,500
1,500,000	[1,2]	Momentive Performance Materials, Inc., (Series 144A), 9.00%, 1/15/2021	1,620,000
850,000	[1,2]	Nalco Co., Sr. Note, (Series 144A), 6.625%, 1/15/2019	879,750
375,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	410,156
750,000	[1,2]	Omnova Solutions, Inc., Sr. Note, (Series 144A), 7.875%, 11/1/2018	772,500
750,000	[1,2]	Oxea Finance, Sr. Secd. Note, (Series 144A), 9.50%, 7/15/2017	830,625
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,416,844
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	551,250
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	83,589
650,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, (Series 144A), 9.375%, 10/1/2015	685,750
		TOTAL	15,932,902
		Construction Machinery – 0.8%
400,000	[1,2]	Case New Holland, Sr. Note, (Series 144A), 7.875%, 12/1/2017	449,000
775,000		RSC Equipment Rental, Inc., Sr. Note, (Series WI), 10.25%, 11/15/2019	893,188
426,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	448,365
350,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 7/15/2017	402,500
500,000	[1,2]	RSC Equipment Rental, Inc., Sr. Unsecd. Note, (Series 144A), 8.25%, 2/1/2021	530,000
2,100,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	2,247,000
		TOTAL	4,970,053
		Consumer Products – 3.6%
1,500,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	1,590,000
1,625,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	1,901,250
1,050,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	1,139,250
1,925,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	2,165,625
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	782,094
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	441,000
1,057,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	1,160,058
1,995,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, (Series 144A), 8.25%, 4/1/2018	2,139,637
472,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	533,360
2,875,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	2,896,562
1,725,000	[1,2]	Simmons Co., Company Guarantee, (Series 144A), 11.25%, 7/15/2015	1,854,375
1,622,860		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,825,717
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$475,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 6/15/2018	533,188
3,250,000		Visant Corp., Company Guarantee, (Series WI), 10.00%, 10/1/2017	3,526,250
		TOTAL	22,488,366
		Energy – 5.0%
2,050,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, (Series WI), 11.875%, 5/1/2015	2,142,250
275,000	[1,2]	Basic Energy Services, Inc., Bond, (Series 144A), 7.75%, 2/15/2019	289,438
1,600,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,642,000
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	286,000
1,900,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, (Series 144A), 9.25%, 10/15/2020	1,871,500
1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, (Series 144A), 10.875%, 4/1/2017	1,860,625
2,200,000	[1,2]	Chaparral Energy Inc., Company Guarantee, (Series 144A), 9.875%, 10/1/2020	2,497,000
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,152,375
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	392,844
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	974,250
36,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	36,990
525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	586,688
875,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	927,500
975,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	1,033,500
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,491,687
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,004,625
650,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	667,875
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	542,063
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	311,438
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,062,880
850,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	865,937
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, (Series 144A), 7.75%, 11/1/2015	286,344
725,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, (Series 144A), 7.75%, 2/1/2021	780,281
1,075,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	1,193,250
1,200,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, (Series 144A), 9.50%, 12/15/2016	1,239,000
1,325,000		PHI, Inc., Company Guarantee, (Series WI), 8.625%, 10/15/2018	1,414,437
400,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, (Series 144A), 7.25%, 8/15/2018	427,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,825,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	1,948,187
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	82,028
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	52,000
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	161,625
250,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	261,250
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	51,250
750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, (Series 144A), 9.875%, 5/15/2016	838,125
625,000	[1,2]	Sesi LLC, Sr. Note, (Series 144A), 6.375%, 5/1/2019	632,812
		TOTAL	31,007,054
		Entertainment – 1.3%
1,800,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, (Series 144A), 9.125%, 8/1/2018	1,971,000
1,475,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,622,500
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0.00%, 4/1/2012	0
300,000	[1,2]	Palace Entertainment Holdings LLC, Sr. Secd. Note, (Series 144A), 8.875%, 4/15/2017	312,750
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,596,687
1,150,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	1,316,750
1,175,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	1,298,375
		TOTAL	8,118,062
		Financial Institutions – 4.7%
1,000,000	[1,2]	Ally Financial, Inc., (Series 144A), 6.25%, 12/1/2017	1,043,750
800,000	[1,2]	Ally Financial, Inc., Company Guarantee, (Series 144A), 7.50%, 9/15/2020	876,000
925,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	942,922
700,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	724,500
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	453,000
1,675,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,886,469
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,973,125
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,189,688
1,200,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, (Series 144A), 6.625%, 4/1/2018	1,291,507
8,900,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	8,994,562
1,050,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.625%, 9/15/2015	1,157,625
3,075,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.75%, 3/15/2017	3,467,063
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$575,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	641,844
400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	458,000
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	230,906
3,625,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	3,792,656
		TOTAL	29,123,617
		Food & Beverage – 3.1%
1,075,000	[1,2]	Aramark Corp., (Series 144A), 8.625%, 5/1/2016	1,109,937
2,825,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,962,719
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.804%, 2/1/2015	100,250
950,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,024,813
1,425,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, (Series 144A), 7.625%, 2/15/2019	1,465,969
700,000	[1,2]	Darling International, Inc., Company Guarantee, (Series 144A), 8.50%, 12/15/2018	766,500
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,959,187
1,900,000	[1,2]	Dean Foods Co., Sr. Note, (Series 144A), 9.75%, 12/15/2018	1,980,750
2,925,000	[1,2]	Michael Foods, Inc., Sr. Note, (Series 144A), 9.75%, 7/15/2018	3,224,812
950,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	1,009,375
1,375,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,443,750
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	594,000
500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	541,250
950,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,024,813
		TOTAL	19,208,125
		Gaming – 3.7%
1,150,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	1,230,500
1,400,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, (Series 144A), 7.50%, 4/15/2021	1,440,250
2,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, (Series 144A), 7.25%, 2/15/2015	2,568,750
2,175,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,490,375
2,150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,219,875
2,125,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,071,875
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	116,125
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	350,250
400,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	448,000
675,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	772,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,225,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	1,359,750
400,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, (Series 144A), 8.375%, 8/15/2015	430,000
475,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	510,625
1,000,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,102,500
525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, (Series 144A), 8.00%, 9/15/2013	526,969
1,060,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	1,059,141
650,000	[1,2]	Seminole Tribe of Florida, Note, (Series 144A), 7.75%, 10/1/2017	698,750
1,500,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, (Series 144A), 8.625%, 4/15/2016	1,546,875
850,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	930,750
525,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	576,188
625,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, (Series 144A), 11.375%, 7/15/2016	690,625
		TOTAL	23,141,048
		Health Care – 7.2%
1,950,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	2,101,125
1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,150,250
1,475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,596,687
775,000		Bio-Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	866,063
4,075,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	4,645,500
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	667,063
1,500,000	[1,2]	DJO Finance LLC, Sr. Note, (Series 144A), 7.75%, 4/15/2018	1,546,875
575,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, (Series 144A), 9.75%, 10/15/2017	609,500
575,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, (Series 144A), 9.00%, 7/15/2015	661,969
1,550,000	[1,2]	Grifols SA, Sr. Note, (Series 144A), 8.25%, 2/1/2018	1,615,875
1,475,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, (Series 144A), 7.75%, 5/15/2021	1,548,750
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	93,625
5,242,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	5,641,702
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	574,219
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	696,875
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	942,812
1,725,000	[1,2]	Iasis Healthcare, Sr. Note, (Series 144A), 8.375%, 5/15/2019	1,755,187
2,925,000	[1,2]	Multiplan, Inc., Company Guarantee, (Series 144A), 9.875%, 9/1/2018	3,180,937
850,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	879,750
1,275,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,377,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$425,000	[1,2]	STHI Holding Corp., (Series 144A), 8.00%, 3/15/2018	438,813
1,925,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	2,047,719
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.834%, 6/1/2015	317,281
1,500,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,569,375
3,268,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	3,448,696
3,100,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	3,255,000
550,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	569,736
850,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	880,501
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	239,674
		TOTAL	44,918,559
		Industrial - Other – 3.5%
1,375,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	1,522,812
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, (Series 144A), 8.125%, 3/15/2018	456,875
475,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, (Series 144A), 9.875%, 1/1/2018	518,938
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, (Series 144A), 11.50%, 7/1/2013	174,000
450,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	505,125
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	233,438
1,650,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, (Series 144A), 12.25%, 5/1/2016	1,740,750
775,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., (Series 144A), 6.50%, 5/1/2021	800,188
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	800,188
1,450,000	[1,2]	Griffon Corp., Company Guarantee, (Series 144A), 7.125%, 4/1/2018	1,509,812
1,050,000	[1,2]	International Wire Group, Sr. Secd. Note, (Series 144A), 9.75%, 4/15/2015	1,124,812
2,075,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, (Series 144A), 7.75%, 2/1/2015	2,085,375
1,650,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, (Series 144A), 12.25%, 4/15/2015	1,720,125
750,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	838,125
1,675,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	1,670,812
1,850,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	2,016,500
675,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	750,094
750,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	761,250
750,000	[1,2]	The Hillman Group, Inc., Company Guarantee, (Series 144A), 10.875%, 6/1/2018	836,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,350,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	1,505,250
225,000		Thermon Industries, Inc., Sr. Secd. Note, (Series WI), 9.50%, 5/1/2017	243,000
		TOTAL	21,813,719
		Lodging – 0.1%
625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	648,438
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	155,625
		TOTAL	804,063
		Media - Cable – 1.1%
325,000	[1,2]	Cequel Communications Holdings, Sr. Note, (Series 144A), 8.625%, 11/15/2017	350,188
625,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 7.875%, 4/30/2018	680,469
175,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 8.125%, 4/30/2020	195,563
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,070,000
525,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	635,906
1,025,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,078,812
1,225,000	[1,2]	Insight Communication Co., Sr. Note, (Series 144A), 9.375%, 7/15/2018	1,375,062
1,450,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,669,312
		TOTAL	7,055,312
		Media - Non-Cable – 6.3%
300,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, (Series 144A), 7.75%, 12/15/2018	326,250
1,500,000	[1,2]	Clear Channel Communications, Inc., Gtd. Note, (Series 144A), 9.00%, 3/1/2021	1,533,750
1,725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, (Series B), 9.25%, 12/15/2017	1,927,687
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	195,344
675,000	[1,2]	Cumulus Media, Inc., Sr. Note, (Series 144A), 7.75%, 5/1/2019	686,813
1,325,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,411,125
950,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	1,023,625
2,100,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, (Series 144A), 13.375%, 7/15/2016	2,352,000
225,000	[3,4]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	1,688
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 7.25%, 4/1/2019	1,430,625
925,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 7.50%, 4/1/2021	943,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,425,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 8.50%, 11/1/2019	1,542,562
2,700,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	2,882,250
900,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,077,750
875,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	945,000
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	436,156
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	179,594
900,000	[1,2]	MDC Partners, Inc., Company Guarantee, (Series 144A), 11.00%, 11/1/2016	1,003,500
1,800,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	2,025,000
1,750,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, (Series 144A), 11.375%, 11/15/2014	1,515,937
650,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	652,438
617,144		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	619,458
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, (Series WI), 8.875%, 4/15/2017	1,234,687
1,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, (Series 144A), 7.75%, 10/15/2018	1,623,750
520,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	617,500
440,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	521,400
1,275,000	[1,2]	ProQuest Co., Company Guarantee, (Series 144A), 9.00%, 10/15/2018	1,341,937
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	104,625
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	234,844
975,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, (Series 144A), 10.375%, 9/1/2014	1,016,438
2,650,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	2,987,875
1,175,000	[1,2]	Sirius XM Radio Inc., Sr. Note, (Series 144A), 8.75%, 4/1/2015	1,321,875
1,300,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,348,750
850,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, (Series 144A), 13.00%, 8/1/2013	1,013,625
1,275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 11/1/2018	1,364,250
		TOTAL	39,443,608
		Metals & Mining – 0.2%
100,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
1,000,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	1,038,750
		TOTAL	1,038,760
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Packaging & Containers – 2.7%
$1,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, (Series 144A), 9.125%, 10/15/2020	1,470,750
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	336,375
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	202,250
550,000	[1,2]	Bway Holding Co., Sr. Note, (Series 144A), 10.00%, 6/15/2018	606,375
1,975,000	[1,2]	Bway Holding Co., Sr. PIK Deb., (Series 144A), 10.12%, 11/1/2015	2,044,125
400,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	437,000
750,000	[1,2]	Crown Americas, LLC, Sr. Note, (Series 144A), 6.25%, 2/1/2021	774,375
2,000,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	2,180,000
425,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	466,437
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	633,937
2,125,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, (Series 144A), 8.75%, 2/1/2016	2,212,656
975,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 8.50%, 5/15/2018	1,009,125
1,925,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.00%, 4/15/2019	2,038,094
350,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2019	366,625
1,550,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.75%, 10/15/2016	1,650,750
450,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, (Series 144A), 8.25%, 2/15/2021	459,563
		TOTAL	16,888,437
		Paper – 1.0%
1,450,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,622,187
300,000		Cascades, Inc., Company Guarantee, (Series WI), 7.875%, 1/15/2020	321,750
200,000	[1,2]	Clearwater Paper Corp., Sr. Note, (Series 144A), 7.125%, 11/1/2018	209,000
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	227,000
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,096,875
850,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	929,688
326,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	332,520
625,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	684,375
500,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, (Series 144A), 12.00%, 8/1/2014	577,840
		TOTAL	6,001,235
		Restaurants – 1.5%
3,025,000	[1,2]	DineEquity Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/30/2018	3,319,937
2,557,000	[1,2]	Dunkin' Finance Corp., Sr. Note, (Series 144A), 9.625%, 12/1/2018	2,620,925
1,975,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	2,026,844
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, (Series 144A), 2.809%, 3/15/2014	1,596,563
		TOTAL	9,564,269
		Retailers – 4.0%
1,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,584,687
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,620,656
2,150,000	[1,2]	Gymboree Corp., Sr. Note, (Series 144A), 9.125%, 12/1/2018	2,117,750
300,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	287,250
2,325,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 3/15/2019	2,394,750
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	839,188
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	129,063
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	99,500
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	200,500
2,825,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, (Series 144A), 9.25%, 12/1/2018	3,065,125
1,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2017	1,195,313
950,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	1,014,125
1,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,941,406
800,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	838,000
2,200,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	2,359,500
1,475,000		Toys 'R' Us, Inc., Company Guarantee, (Series WI), 10.75%, 7/15/2017	1,679,656
2,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,158,000
1,300,000	[1,2]	YCC Holdings LLC, Sr. Note, (Series 144A), 10.25%, 2/15/2016	1,345,500
		TOTAL	24,869,969
		Services – 1.7%
875,000	[1,2]	Bankrate, Inc., Company Guarantee, (Series 144A), 11.75%, 7/15/2015	1,006,250
2,350,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, (Series 144A), 9.75%, 3/15/2017	2,532,125
9,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	9,517
1,575,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,632,094
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, (Series 144A), 9.50%, 12/15/2019	830,625
2,325,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,511,000
1,450,000	[1,2]	West Corp., Sr. Note, (Series 144A), 7.875%, 1/15/2019	1,497,125
825,000	[1,2]	West Corp., Sr. Unsecd. Note, (Series 144A), 8.625%, 10/1/2018	878,625
		TOTAL	10,897,361
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Technology – 8.7%
$1,575,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,663,594
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, (Series WI), 8.125%, 12/15/2017	1,062,500
1,450,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,518,875
2,075,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, (Series 144A), 10.50%, 11/15/2016	2,137,250
1,750,000	[1,2]	Aspect Software, Inc., Sr. Note, (Series 144A), 10.625%, 5/15/2017	1,876,875
3,875,000	[1,2]	CDW Escrow Corp., Sr. Note, (Series 144A), 8.50%, 4/1/2019	3,928,281
500,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	522,500
2,275,000	[1,2]	CommScope, Inc., Sr. Note, (Series 144A), 8.25%, 1/15/2019	2,405,812
1,600,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, (Series 144A), 12.50%, 10/1/2015	1,736,000
200,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.625%, 7/15/2017	220,000
1,175,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.875%, 7/15/2020	1,304,250
2,025,000	[1,2]	Freescale Semiconductor, Inc., (Series 144A), 10.75%, 8/1/2020	2,338,875
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, (Series 144A), 9.25%, 4/15/2018	1,756,125
2,300,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	2,363,250
2,250,000	[1,2]	IGATE Capital Corp., Sr. Note, (Series 144A), 9.00%, 5/1/2016	2,317,500
1,150,000	[1,2]	Interactive Data Corp., Sr. Note, (Series 144A), 10.25%, 8/1/2018	1,288,000
1,850,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	2,104,375
2,025,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	2,095,875
1,550,000		MagnaChip Semiconductor S.A., Sr. Note, (Series WI), 10.50%, 4/15/2018	1,755,375
1,250,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,325,000
1,775,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, (Series 144A), 11.50%, 4/1/2018	1,681,812
179,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	186,160
1,000,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, (Series 144A), 7.75%, 12/15/2018	1,065,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	321,750
1,525,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 6.875%, 5/1/2020	1,555,500
1,825,000	[1,2]	Spansion, Inc., Company Guarantee, (Series 144A), 7.875%, 11/15/2017	1,879,750
1,475,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,596,687
1,900,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	2,099,500
575,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, (Series 144A), 7.375%, 11/15/2018	596,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$550,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, (Series 144A), 7.625%, 11/15/2020	576,125
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	973,563
2,175,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, (Series 144A), 9.125%, 1/15/2019	2,343,562
1,425,000		Terremark Worldwide, Inc., Sr. Secd. Note, (Series WI), 12.00%, 6/15/2017	1,748,742
625,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	725,000
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	195,563
775,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	873,813
		TOTAL	54,139,402
		Transportation – 1.1%
1,025,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	1,094,187
1,400,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,561,000
600,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, (Series 144A), 11.625%, 10/1/2016	666,750
2,125,000	[1,2]	Hertz Corp., Company Guarantee, (Series 144A), 6.75%, 4/15/2019	2,178,125
72,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	74,160
900,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, (Series 144A), 7.50%, 10/15/2018	949,500
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	190,750
		TOTAL	6,714,472
		Utility - Electric – 1.6%
2,100,000	[1,2]	Calpine Corp., Sr. Secd. Note, (Series 144A), 7.50%, 2/15/2021	2,231,250
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	274,750
375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	324,375
1,025,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	817,437
1,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,080,596
359,978	[1,2]	FPL Energy National Wind, Note, (Series 144A), 6.125%, 3/25/2019	348,723
1,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,057,500
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	157,313
1,175,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,222,000
950,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 1/15/2018	998,687
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	308,499
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	552,500
775,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, (Series 144A), 11.50%, 10/1/2020	800,188
		TOTAL	10,173,818
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Utility - Natural Gas – 2.5%
$300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	312,750
2,075,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,277,312
1,975,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	2,172,500
475,000	[1,2]	Ferrellgas, L.P., Sr. Note, (Series 144A), 6.50%, 5/1/2021	467,875
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,231,125
775,000	[1,2]	Holly Energy Partners LP, Sr. Unsecd. Note, (Series 144A), 8.25%, 3/15/2018	833,125
471,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	512,213
1,150,000	[1,2]	Inergy LP, Sr. Note, (Series 144A), 6.875%, 8/1/2021	1,220,437
525,000	[1,2]	Inergy LP, Sr. Unsecd. Note, (Series 144A), 7.00%, 10/1/2018	556,500
1,300,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,348,750
2,000,000		Niska Gas Storage US, LLC, Company Guarantee, (Series WI), 8.875%, 3/15/2018	2,177,500
300,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	342,750
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,072,500
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	205,250
600,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	645,000
		TOTAL	15,375,587
		Wireless Communications – 2.7%
650,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 10.50%, 4/15/2018	744,250
1,225,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 12.00%, 4/1/2014	1,442,438
375,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	399,375
875,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 8.875%, 1/15/2015	914,375
200,752	[1]	Digicel Ltd., Sr. Note, (Series 144A), 9.125%, 1/15/2015	209,786
1,800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,806,750
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,082,500
4,175,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	4,227,187
550,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	598,813
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,483,750
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	563,125
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	611,250
		TOTAL	17,083,599
		Wireline Communications – 0.2%
175,000		TW Telecom, Inc., Company Guarantee, (Series WI), 8.00%, 3/1/2018	190,969
975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	1,055,437
		TOTAL	1,246,406
		TOTAL CORPORATE BONDS (IDENTIFIED COST $449,595,708)	484,151,950
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
2,024	[3]	General Motors Co.	64,962
525,000	[1,3]	General Motors Co., Escrow Shares	15,750
		TOTAL COMMON STOCKS (IDENTIFIED COST $185,282)	80,712
		WARRANTS – 0.0%
		Automotive – 0.0%
1,841	[3]	General Motors Co., Warrants	42,640
1,840	[3]	General Motors Co., Warrants	32,758
		TOTAL WARRANTS (IDENTIFIED COST $210,281)	75,398
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.1%
319	[1,2]	Ally Financial, Inc., Pfd., (Series 144A), Annual Dividend 7.00% (IDENTIFIED COST $90,747)	296,750
		MUTUAL FUNDS – 20.8%[6]
18,318,903	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	18,318,903
16,684,850		High Yield Bond Portfolio	111,454,799
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $102,816,466)	129,773,702
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $552,898,484)[8]	614,378,512
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[9]	9,561,105
		TOTAL NET ASSETS — 100%	$623,939,617
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $204,851,147, which represented 32.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $201,125,173, which represented 32.2% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $550,801,557.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$484,151,940	$10	$484,151,950
Equity Securities:
Common Stocks
Domestic	64,962	15,750	—	80,712
Preferred Stocks
Domestic	—	296,750	—	296,750
Warrants	75,398	—	—	75,398
Mutual Funds	129,773,702	—	—	129,773,702
TOTAL SECURITIES	$129,914,062	$484,464,440	$10	$614,378,512
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of November 1, 2010	$0
Change in unrealized appreciation (depreciation)	144,388
Net Purchases (Sales)	(982)
Realized gain (loss)	(143,781)
Transfer in and/or out of Level 3[1]	385
Balance as of April 30, 2011	$10
The total change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2011.	$607
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $129,773,702 of investments in affiliated holdings (Note 5) (identified cost $552,898,484)		$614,378,512
Income receivable		11,740,268
Receivable for investments sold		670,830
Receivable for shares sold		5,272,843
TOTAL ASSETS		632,062,453
Liabilities:
Payable for investments purchased	$5,445,194
Payable for shares redeemed	683,561
Income distribution payable	1,943,672
Accrued expenses	50,409
TOTAL LIABILITIES		8,122,836
Net assets for 61,528,077 shares outstanding		$623,939,617
Net Assets Consist of:
Paid-in capital		$556,394,067
Net unrealized appreciation of investments		61,480,028
Accumulated net realized gain on investments		6,657,939
Distributions in excess of net investment income		(592,417)
TOTAL NET ASSETS		$623,939,617
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$623,939,617 ÷ 61,528,077 shares outstanding, no par value, unlimited shares authorized		$10.14
Offering price per share		$10.14
Redemption proceeds per share (98.00/100 of $10.14)		$9.94

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$18,292,196
Dividends (including $5,191,452 received from affiliated holdings (Note 5))			5,208,200
TOTAL INCOME			23,500,396
Expenses:
Investment adviser fee (Note 5)		$1,070,632
Administrative fee (Note 5)		209,124
Custodian fees		12,375
Transfer and dividend disbursing agent fees and expenses		124,181
Directors'/Trustees' fees		4,232
Auditing fees		13,703
Legal fees		3,232
Portfolio accounting fees		66,553
Share registration costs		26,312
Printing and postage		16,294
Insurance premiums		2,455
Miscellaneous		2,405
TOTAL EXPENSES		1,551,498
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(221,423)
Waiver of administrative fee	(5,436)
TOTAL WAIVERS AND REIMBURSEMENT		(226,859)
Net expenses			1,324,639
Net investment income			22,175,757
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,982,508
Net change in unrealized appreciation of investments			5,212,512
Net realized and unrealized gain on investments			9,195,020
Change in net assets resulting from operations			$31,370,777

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,175,757	$35,389,376
Net realized gain on investments	3,982,508	4,370,993
Net change in unrealized appreciation/depreciation of investments	5,212,512	25,358,517
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,370,777	65,118,886
Distributions to Shareholders:
Distributions from net investment income	(23,113,647)	(34,077,178)
Distributions from net realized gain on investments	(3,958,465)	(816,172)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,072,112)	(34,893,350)
Share Transactions:
Proceeds from sale of shares	172,789,761	318,055,243
Net asset value of shares issued to shareholders in payment of distributions declared	14,075,656	17,957,867
Cost of shares redeemed	(57,465,174)	(172,279,334)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	129,400,243	163,733,776
Redemption Fees	82,936	113,558
Change in net assets	133,781,844	194,072,870
Net Assets:
Beginning of period	490,157,773	296,084,903
End of period (including undistributed (distributions in excess of) net investment income of $(592,417) and $345,473, respectively)	$623,939,617	$490,157,773

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	11/23/2009 – 2/28/2010	$367,688	$399,375
Digicel Ltd., Sr. Note, (Series 144A), 10.50%, 4/15/2018	3/16/2010 – 3/30/2010	$668,063	$744,250
Digicel Ltd., Sr. Note, (Series 144A), 12.00%, 4/1/2014	3/6/2009 – 1/5/2010	$1,282,187	$1,442,438
Digicel Ltd., Sr. Note, (Series 144A), 8.875%, 1/15/2015	4/14/2008 – 5/1/2009	$634,750	$914,375
Digicel Ltd., Sr. Note, (Series 144A), 9.125%, 1/15/2015	2/22/2007 – 5/2/2008	$188,874	$209,786
General Motors Co., Escrow Shares	4/21/2011	$0	$15,750
Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2011	Year Ended 10/31/2010
Shares sold	17,180,492	32,957,211
Shares issued to shareholders in payment of distributions declared	1,406,442	1,858,967
Shares redeemed	(5,724,937)	(17,925,325)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	12,861,997	16,890,853

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2011, the redemption fees amounted to $82,936. For the year ended October 31, 2010, the redemption fees amounted to $113,558.

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $550,801,557. The net unrealized appreciation of investments for federal tax purposes was $63,576,955. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,744,858 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,167,903.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $214,641 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,436 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.49% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $6,782. Transactions involving affiliated holdings during the six months ended April 30, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	7,712,212	93,329,511	82,722,820	18,318,903	$18,318,903	$5,179,254
High Yield Bond Portfolio	15,786,647	898,203	—	16,684,850	111,454,799	12,198
TOTAL OF AFFILIATED TRANSACTIONS	23,498,859	94,227,714	82,722,820	35,003,753	$129,773,702	$5,191,452

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2011, were as follows:

Purchases	$163,343,770
Sales	$57,015,492
Semi-Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Institutional High Yield Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

28539 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Institutional Trust

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	June 22, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011